Schedule of Investments (unaudited) November 30, 2019	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Focus Growth LLC	$232,030,333

Total Investments — 100.0% (Cost: $162,311,660)	232,030,333

Liabilities in Excess of Other Assets — 0.0%	(44,043)

Net Assets — 100.0%	$231,986,290

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”) an affiliate of the Fund, which has the same investment objective and strategies as the Fund. As of period end, the value of the Fund’s investment and the percentage owned by the Fund of the Master LLC was $232,030,333 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) November 30, 2019	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.3%

Aerospace & Defense — 2.8%
Boeing Co.	17,549	$6,426,093

Automobiles — 2.0%
Ferrari NV	27,975	4,707,353

Beverages — 1.5%
Constellation Brands, Inc., Class A	18,939	3,523,790

Capital Markets — 5.3%
CME Group, Inc.	26,705	5,413,905
S&P Global, Inc.	25,888	6,851,259

		12,265,164

Chemicals — 2.5%
International Flavors & Fragrances, Inc.	17,914	2,529,994
Sherwin-Williams Co.	5,687	3,316,260

		5,846,254

Commercial Services & Supplies — 2.0%
Copart, Inc. (a)	52,615	4,682,735

Containers & Packaging — 1.3%
Ball Corp.	46,679	3,083,615

Entertainment — 2.2%
Netflix, Inc. (a)	16,346	5,143,432

Equity Real Estate Investment Trusts (REITs) — 2.0%
SBA Communications Corp.	19,723	4,663,898

Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. (a)	18,281	5,070,053
Intuitive Surgical, Inc. (a)	9,186	5,446,379

		10,516,432

Interactive Media & Services — 9.3%
Alphabet, Inc., Class A (a)	5,050	6,585,655
Facebook, Inc., Class A (a)	43,594	8,790,294
IAC/InterActiveCorp (a)	27,937	6,221,570

		21,597,519

Internet & Direct Marketing Retail — 13.8%
Alibaba Group Holding Ltd. — ADR (a)	29,074	5,814,800
Amazon.com, Inc. (a)	12,422	22,369,538
MercadoLibre, Inc. (a)	6,549	3,802,218

		31,986,556

IT Services — 10.2%
Adyen NV (a)(b)	3,711	2,845,802
Mastercard, Inc., Class A	35,518	10,379,425
Visa, Inc., Class A	56,720	10,465,407

		23,690,634

Life Sciences Tools & Services — 2.8%
IQVIA Holdings, Inc. (a)	25,901	3,781,028
Lonza Group AG, Registered Shares	7,756	2,634,781

		6,415,809

Pharmaceuticals — 2.9%
Novartis AG — ADR	28,748	2,653,440
Zoetis, Inc.	32,655	3,935,581

		6,589,021

Professional Services — 4.4%
CoStar Group, Inc. (a)	10,270	6,294,072
TransUnion	45,071	3,890,078

		10,184,150

Road & Rail — 0.9%
Union Pacific Corp.	12,210	2,148,838

Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV, Registered Shares	20,179	5,460,841

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	22,600	$2,096,828

		7,557,669

Software — 20.9%
Adobe, Inc. (a)	17,903	5,541,516
Autodesk, Inc. (a)	26,569	4,806,332
Coupa Software, Inc. (a)(c)	15,413	2,365,741
Fair Isaac Corp. (a)	11,339	4,169,917
Intuit, Inc.	20,071	5,196,181
Microsoft Corp.	86,404	13,079,838
salesforce.com, Inc. (a)	42,120	6,860,927
ServiceNow, Inc. (a)	23,051	6,524,355

		48,544,807

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	19,423	2,278,512

Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	15,249	4,075,295

Textiles, Apparel & Luxury Goods — 0.9%
Canada Goose Holdings, Inc. (a)(c)	55,167	2,104,621

Total Common Stocks — 98.3% (Cost: $158,293,365)		228,032,197

Preferred Stocks — 0.7%

Software
C3 AI, Inc., Series H (Acquired 08/14/19, cost $1,103,940) (a)(d)(e)	219,101	1,104,269
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $598,061) (a)(d)(e)	97,563	577,573

Total Preferred Stocks — 0.7% (Cost: $1,702,001)		1,681,842

Total Long-Term Investments — 99.0% (Cost: $159,995,366)		229,714,039

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (f)(h)	1,694,238	1,694,238
SL Liquidity Series, LLC, Money Market Series, 1.84% (f)(g)(h)	3,379,721	3,380,397

Total Short-Term Securities — 2.2% (Cost: $5,074,635)		5,074,635

Total Investments — 101.2% (Cost: $165,070,001)		234,788,674

Liabilities in Excess of Other Assets — (1.2)%		(2,758,341)

Net Assets — 100.0%		$232,030,333

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Schedule of Investments (unaudited) (continued) November 30, 2019	Master Focus Growth LLC

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $1,681,842, representing 0.7% of its net assets as of period end, and an original cost of $1,702,001.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	5,828,899	(4,134,661)	1,694,238	$1,694,238	$12,276		$—	$—
SL Liquidity Series, LLC Money Market Series	—	3,379,721	3,379,721	3,380,397	1,388	(b)	—	—

				$5,074,635	$13,664		$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,426,093	$—	$—	$6,426,093
Automobiles	4,707,353	—	—	4,707,353
Beverages	3,523,790	—	—	3,523,790
Capital Markets	12,265,164	—	—	12,265,164
Chemicals	5,846,254	—	—	5,846,254
Commercial Services & Supplies	4,682,735	—	—	4,682,735
Containers & Packaging	3,083,615	—	—	3,083,615
Entertainment	5,143,432	—	—	5,143,432
Equity Real Estate Investment Trusts (REITs)	4,663,898	—	—	4,663,898
Health Care Equipment & Supplies	10,516,432	—	—	10,516,432
Interactive Media & Services	21,597,519	—	—	21,597,519
Internet & Direct Marketing Retail	31,986,556	—	—	31,986,556

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Schedule of Investments (unaudited) (continued) November 30, 2019	Master Focus Growth LLC

	Level 1	Level 2	Level 3	Total
IT Services	$20,844,832	$2,845,802	$—	$23,690,634
Life Sciences Tools & Services	3,781,028	2,634,781	—	6,415,809
Pharmaceuticals	6,589,021	—	—	6,589,021
Professional Services	10,184,150	—	—	10,184,150
Road & Rail	2,148,838	—	—	2,148,838
Semiconductors & Semiconductor Equipment	7,557,669	—	—	7,557,669
Software	48,544,807	—	—	48,544,807
Specialty Retail	2,278,512	—	—	2,278,512
Technology Hardware, Storage & Peripherals	4,075,295	—	—	4,075,295
Textiles, Apparel & Luxury Goods	2,104,621	—	—	2,104,621
Preferred Stocks	—	—	1,681,842	1,681,842
Short-Term Securities	1,694,238	—	—	1,694,238

Subtotal	$224,245,852	$5,480,583	$1,681,842	$231,408,277

Investments Valued at Net Asset Value (“NAV”)(a)				3,380,397

Total Investments				$234,788,674

(a)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

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